Shareholder Report	12 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JPMorgan Institutional Trust
Entity Central Index Key	0001303608
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
C000020141 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Core Bond Trust
Class Name	JPMorgan Core Bond Trust
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Core Bond Trust (the "Fund") for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/JPMorgan/TVT/62826M921/SAR?site=JPMCBT. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	https://connect.rightprospectus.com/JPMorgan/TVT/62826M921/SAR?site=JPMCBT
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Core Bond Trust	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund returned 6.70% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index (the "Index") returned 6.26% for the twelve months ended February 28, 2026.
  Duration and curve positioning, notably the Trust’s slight overweight to duration, contributed to performance relative to the Index.
  The Trust’s underweight to Treasuries and subsequent overweight to agency MBS, non-agency MBS, and CMBS contributed to performance while the Trust’s underweight to investment grade (IG) credit and overweight to ABS detracted.
  Security selection, especially within securitized credit and IG credit, was beneficial to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Core Bond Trust	February 7, 2005	6.70%	1.12%	2.65%
Bloomberg U.S. Aggregate Index		6.26	0.42	1.97

Performance Inception Date	Feb. 07, 2005
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-480-4111.
Net Assets	$ 4,543,175,000
Holdings Count | Holding	2,515
Advisory Fees Paid, Amount	$ 4,512,000
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,543,175
Total number of portfolio holdings	2,515
Portfolio turnover rate	36%
Total advisory fees paid (000's)	$4,512

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)